Financial Risk Management - Disclosure Of Carrying Amounts And Fair Values Of The Company's Financial Instruments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Cash and banks		R$ 4,436,576	R$ 3,110,220
Certificate of bank deposits	[1]	808,988	211,261
Repurchase transactions	[2]	576,108	1,192,101
Total		5,821,672	4,513,582	R$ 1,215,048	R$ 1,693,131
Government bonds	[3]	864,940	221,900
Restricted cash		40,425
Financial treasury bill	[4]	505,152	374,690
Loan Investment Funds		817,253	407,928
Dynamo Beauty Ventures Ltd fund		16,104	7,402
Certificate of bank deposits	[5]	292,878	21,327
Total		2,536,752	1,033,247
Trade receivable		3,597,535	1,685,764
Financial and operating derivatives		1,768,122	737,378
Lease liabilities		(3,858,455)	(2,517,565)	R$ (446,235)
Financial and operating derivatives		(61,201)	(11,806)
Trade payables and supply chain finance operations		(6,774,205)	(1,829,756)
Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Total		2,536,752	1,033,247
Financial and operating derivatives		1,907,978	737,378
Total		(13,822,913)	(10,786,374)
Financial and operating derivatives		(61,201)	(11,806)
Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Local currency borrowings		(9,591,809)	(7,412,443)
Foreign currency borrowings		(4,231,104)	(3,373,931)
Lease liabilities		(3,858,455)	(2,517,565)
Trade payables and supply chain finance operations		(6,774,205)	(1,829,756)
Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Carbon Credits		(5,560)	(4,519)
Financial and operating derivatives		(61,201)	(1,648)
Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		1,768,122	737,378
Financial Liabilities - Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives			(10,158)
Financial assets at amortised cost, class [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Cash and banks		4,436,123	3,110,220
Certificate of bank deposits		808,988	211,261
Trade receivable		3,597,535	1,685,764
Judicial deposits		566,190	337,255
Sublease receivables		357,538
Financial assets at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Repurchase transactions		576,108	1,192,101
Government bonds		864,940	221,900
Restricted cash		40,425
Financial treasury bill		505,152	374,690
Loan Investment Funds		817,253	407,928
Dynamo Beauty Ventures Ltd fund		16,104	7,402
Certificate of bank deposits		292,878	21,327
Carbon Credits		4,097	3,508
Financial and operating derivatives		139,856
Fair value [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Total		5,821,219	4,513,582
Fair value [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Total		2,536,752	1,033,247
Financial and operating derivatives		1,907,978	737,378
Total		(13,926,002)	(10,987,213)
Financial and operating derivatives		(61,201)	(11,806)
Fair value [member] | Financial liabilities at amortised cost, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Local currency borrowings		(9,466,921)	(7,445,672)
Foreign currency borrowings		(4,459,081)	(3,541,541)
Lease liabilities		(3,858,455)	(2,517,565)
Trade payables and supply chain finance operations		(6,774,205)	(1,829,756)
Fair value [member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Carbon Credits		(5,560)	(4,519)
Financial and operating derivatives		(61,201)	(1,648)
Fair value [member] | Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives		1,768,122	737,378
Fair value [member] | Financial Liabilities - Fair Value Hedge Instrument [Member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Financial and operating derivatives			(10,158)
Fair value [member] | Financial assets at amortised cost, class [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Cash and banks		4,436,123	3,110,220
Certificate of bank deposits		808,988	211,261
Trade receivable		3,597,535	1,685,764
Judicial deposits		566,190	337,255
Sublease receivables		357,538
Fair value [member] | Financial assets at fair value through profit or loss, category [member] | Level 2 [member]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments [Line Items]
Repurchase transactions		576,108	1,192,101
Government bonds		864,940	221,900
Restricted cash		40,425
Financial treasury bill		505,152	374,690
Loan Investment Funds		817,253	407,928
Dynamo Beauty Ventures Ltd fund		16,104	7,402
Certificate of bank deposits		292,878	21,327
Carbon Credits		4,097	3,508
Financial and operating derivatives		R$ 139,856

[1]	As of December 31, 2020, Certificate of Bank Deposits (“CDB”) short-term investments are remunerated at an average rate of 103.2% of CDI (106.9% of CDI as of December 31, 2019) with daily maturities redeemable with the issuer itself, without significant loss of value.
[2]	Repurchase transactions are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined interest rate and within a predetermined term, which are backed by public or private securities (depending on the financial institution) and are registered within the Central of Custody and Financial Settlement of Securities (“CETIP”). As of December 31, 2020, repurchase operations are remunerated at an average rate of 100.0% of CDI (99.9% of the CDI on December 31, 2019).
[3]	As of December 31, 2020, investments in Government Bonds (LFT) are remunerated at an average rate of 105.9% of the CDI (100.4% of the CDI on December 31, 2019).
[4]	As of December 31, 2020, investments in Treasury bills are remunerated at an average rate of 136.61% of the CDI (106% as at December 31, 2019).
[5]	Investments in CDBs classified as short-term investments are remunerated at an average rate of 100.0% of the CDI (106.9% of the CDI as at December 31, 2019). As at December 31, 2020, the “Crer Para Ver” line within the exclusive fund is R$ 57,609 (R$ 38,018 as at December 31, 2019).